Results for the year - Government grant and staff costs (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Number of business units | segment		1
Wages and salaries		$ 2,166	$ 2,175	$ 1,832
Social taxes and benefits		197	407	407
Share based payment (Note 3.4)	$ 11,700	7,082	14,288	13,541
Total employee benefits expense		9,445	16,870	15,780
Research and development costs		5,712	9,230	6,779
General and administrative costs		3,733	7,640	9,001
Total		9,445	16,870	15,780
Short term employee benefits		622	670	718
Severance benefits		117
Share based payment		223	3,290	5,500
Total compensation paid to key management personnel		962	$ 3,960	$ 6,218
FP GmbH
Disclosure of transactions between related parties [line items]
Government grants					€ 3.8	$ 4,500
Certain members of senior management
Disclosure of transactions between related parties [line items]
Payment for partial repurchase of equity awards		7,200
Amount of reversal of share-based compensation expense		$ 5,300